Form N-1A Cover	Jul. 01, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MML Series Investment Fund II
Entity Central Index Key	0001317146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 01, 2024
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]
MML SERIES INVESTMENT FUND II
MML High Yield Fund
(the “Fund”)
Supplement dated July 1, 2024 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.